Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment	The estimated useful lives of the Company’s property and equipment are as follows:

Estimated Useful Life
(In Years)
Computer equipment	2 to 5
Furniture and office equipment	5 to 7
Leasehold improvements	2 to 4
Property and equipment consists of the following (in thousands):

	As of
	September 30, 2021	December 31, 2020
Computer equipment	$4,152	$3,513
Furniture and office equipment	1,398	1,041
Leasehold improvements	1,029	667
Capital leases	5,750	—
Total property and equipment	12,329	5,221
Less: accumulated depreciation and amortization	(3,938)	(2,253)
Property and equipment, net	$8,391	$2,968

Property and equipment consists of the following:

	As of December 31,
	2019	2020
Computer equipment	$2,305	$3,513
Furniture and office equipment	688	1,041
Leasehold improvements	97	667
Total property and equipment	3,090	5,221
Less: accumulated depreciation and amortization	(1,485)	(2,253)
Property and equipment, net	$1,605	$2,968